Capital leases	3 Months Ended
Mar. 31, 2016
Leases, Capital [Abstract]
Capital leases
4.              Capital leases

On March 28, 2013, two of ASC’s subsidiaries entered into an agreement, which took effect on April 2, 2013, for the sale and leaseback (under a capital lease arrangement) of the Ardmore Calypso and Ardmore Capella. This transaction was treated as a financing transaction. As part of this arrangement, the senior debt outstanding on the vessels of $17.9 million was repaid in full on April 2, 2013. The capital leases were scheduled to expire in 2018 and include a mandatory purchase obligation to repurchase the vessels, as well as a purchase option exercisable by Ardmore. ASC’s subsidiary, ASLLC, has provided a guarantee in respect of this financing arrangement.

In October 2015, Ardmore exercised its option to purchase the Ardmore Calypso and Ardmore Capella, and agreed to terms for the onward sale of these vessels. The aggregate sale price for the two vessels is $38.5 million, resulting in a net gain when the vessels deliver to the buyers in the second quarter of 2016.

Ardmore has reclassified these two vessels as vessels held for sale, effective November 2015 and no longer depreciates these vessels.

	As at
	Mar 31, 2016	Dec 31, 2015
Current portion of capital lease obligations	26,653,535	27,097,348
Current portion of deferred finance fees	(414,282)	(325,437)
Total capital lease obligations	26,239,253	26,771,911

The future minimum lease payments required under the capital leases at March 31, 2016, are as follows:

As at
Mar 31, 2016
2016	27,164,804
Total minimum lease payments	27,164,804
Less amount representing interest	(511,269)
Less amounts representing deferred finance fees	(414,282)
Net minimum lease payments	26,239,253

Assets recorded under capital leases are included in vessels held for sale and consist of the following at March 31, 2016:

	As at
	Mar 31, 2016	Dec 31, 2015
Vessels held for sale	37,083,985	37,083,985
	37,083,985	37,083,985